Bank Loan - Current Portion (Details) - National Bank of Greece [Member] - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Sep. 24, 2014	Sep. 17, 2014	Dec. 31, 2017	Dec. 31, 2016
Short-term Debt [Line Items]
Balance			$ 17,598	$ 17,598
Additions
Payments		$ 2,700
Balance	$ 3,300		$ 17,598	$ 17,598